Note 30 - Valuation Accounts (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Valuation Allowance for Impairment of Recognized Servicing Assets [Table Text Block]
	Allowance for deferred tax assets	Allowance for doubtful accounts	Slow-moving inventory	Warranty reserve
Balance as of December 31, 2016	19,450	960	803	548
Charges to costs and expenses	1,536	69	239	316
Deductions: write-off and others	(6,720)	-	(319)	(415)
Balance as of December 31, 2017	14,266	1,029	723	449
Charges to costs and expenses	515	365	355	433
Deductions: write-off and others	(228)	10	(104)	(334)
Balance as of December 31, 2018	14,553	1,404	974	548
Charges to costs and expenses	859	94	333	131
Deductions: write-off and others	(435)	(9)	(223)	(308)
Balance as of December 31, 2019	14,977	1,490	1,085	370